Net Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share

Note 13. Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share adjusts basic net loss per share for the dilutive effects of convertible securities, share-based awards and other potentially dilutive instruments only in the periods in which such effect is dilutive. Due to our net loss for all periods presented, all potentially dilutive instruments were excluded because their inclusion would have been anti-dilutive. The following instruments have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive.

	Three Months Ended March 31,
	2012	2011
	(in thousands)
Common shares issuable upon:
Conversion of convertible senior notes	1,438	1,438
Exercise or vesting of share-based awards	987	897

Note 12. Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share adjusts basic net loss per share for the dilutive effects of convertible securities, share-based awards and other potentially dilutive instruments only in the periods in which such effect is dilutive. Due to our net loss for all periods presented, all potentially dilutive instruments were excluded because their inclusion would have been anti-dilutive. The following instruments have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive.

Common shares issuable upon:	2011	2010	2009
	(in thousands)
Conversion of convertible senior notes	1,438	1,438	—
Exercise or vesting of share-based awards	1,016	949	934